Basis of Preparation	12 Months Ended
Dec. 31, 2023
Disclosure of notes and other explanatory information [Abstract]
Basis of Preparation

2.	BASIS OF PREPARATION
These consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) effective as of December 31, 2023. IFRS comprises IFRSs, International Accounting Standards ("IASs"), and interpretations issued by the IFRS Interpretations Committee ("IFRICs") and the former Standing Interpretations Committee ("SICs").
These consolidated financial statements have been prepared using the historical cost convention, other than those assets and liabilities that are measured at revalued amounts or fair values at the end of each reporting period and which are measured in accordance with the policies disclosed in note 3.
The consolidated financial statements were authorized for issue by the Board of Directors on February 21, 2024.